Document and Entity Information	Mar. 16, 2022
Prospectus:
Document Type	497
Document Period End Date	Mar. 16, 2022
Entity Registrant Name	Morgan Stanley Europe Opportunity Fund, Inc.
Entity Central Index Key	0000860720
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 16, 2022
Document Effective Date	Mar. 16, 2022
Prospectus Date	Feb. 28, 2022
Morgan Stanley Europe Opportunity Fund Inc. | A
Prospectus:
Trading Symbol	EUGAX
Morgan Stanley Europe Opportunity Fund Inc. | L
Prospectus:
Trading Symbol	EUGCX
Morgan Stanley Europe Opportunity Fund Inc. | I
Prospectus:
Trading Symbol	EUGDX
Morgan Stanley Europe Opportunity Fund Inc. | Class C
Prospectus:
Trading Symbol	MSEEX